Commitments	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Commitments
27. Commitments
During 2021, Sportradar entered into a contract to purchase enterprise resource planning (“ERP”) software. As of December 31, 2021, Sportradar had commitments relating to the ERP and license payments for non-capitalized
or not yet capitalized (i.e. license period has not started yet and advance payments have been already deducted) sports data or media rights licenses, as follows:

Commitments:
in €’000	2020	2021
less than one year	13,698	13,400
between more than one and less than two years	19,666	26,757
between more than two and less than three years	17,499	68,948
between more than three and less than four years	17,675	61,951
more than four years	26,875	522,733

Total	95,413	693,789

Commitments for licenses not yet capitalized amount to €87.5 and €689.9 million as of December 31, 2020 and 2021, respectively.